Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Financial assets and liabilities
Financial assets and liabilities
5. Financial assets and liabilities

Accounting policy:

Classification

The Company classifies its financial assets into the following measurement categories:

•Measured at fair value ( either through other comprehensive income or through profit or loss).

•Measured at amortized cost

Classification depends on the business model adopted for managing the financial assets and the contractual cash flow characteristics of the instrument. For financial assets measured at fair value, gains and losses are recognized either in profit or loss or in other comprehensive income. For debt instruments, this depends on the business model in which the investment is held.

The Company reclassifies debt securities only when there is a change in the business model for managing those assets. Financial liabilities are classified as measured at amortized cost or at fair value through profit or loss. A financial liability is classified as measured at fair value through profit or loss when:

(i) it is held for trading;

(ii) it is a derivative (except for financial guarantee contracts and forward purchase and sale contracts that are not entered into for trading purposes); or

(iii) it is designated as such at initial recognition.

Recognition and measurement

At initial recognition, the Company measures a financial asset or financial liability at its fair value, plus or minus, in the case of a financial asset or financial liability not measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs related to financial assets or liabilities measured at fair value through profit or loss are expensed in profit or loss.

Purchases and sales of financial assets subject to regular-way settlement are recognized on the trade date—that is, the date on which the Company commits to the irrevocable purchase or sale.

Subsequent to initial recognition, the Company measures financial assets as follows:

•Amortized cost: for assets held in a business model whose objective is to hold instruments in order to collect contractual cash flows that meet the solely payments of principal and interest ("SPPI") criterion. This category includes trade receivables, cash and cash equivalents, receivables from related parties, restricted cash, sector financial assets, and dividends and interest on equity receivable;

•Fair value through other comprehensive income ("FVOCI"): for assets held in a business model with both collection of cash flows and sale objectives, whose cash flows meet the SPPI criterion;

•Fair value through profit or loss ("FVTPL"): for all other financial assets, including derivatives and instruments that do not meet the SPPI criterion.

Financial liabilities classified at fair value through profit or loss are measured at fair value, with all changes recognized in profit or loss for the period. Other financial liabilities are measured at amortized cost using the effective interest method, with interest expense and foreign exchange variations recognized in profit or loss.

Derecognition

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Financial liabilities are derecognized when the contractual obligations are extinguished, cancelled, or have matured. When the terms of a liability are substantially modified—that is, when the effective interest rate of the modified liability varies by 10% or more relative to the original rate—the original liability is derecognized and a new liability is recognized at the fair value of the modified cash flows, with the resulting gain or loss recognized in profit or loss for the year. Additionally, the Company considers qualitative factors, in addition to the 10% variation, when assessing whether to derecognize the liability.

Financial assets and liabilities are presented as classified below:

		Consolidated
	Note	December 31, 2025	December 31, 2024
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	2,525,668	2,122,442
Marketable securities	5.3	2,992,593	3,386,301
Derivative financial instruments	5.6	2,267,108	3,799,328
Other financial assets		5,805	4,495
		7,791,174	9,312,566
Amortized cost
Cash and cash equivalents	5.2	24,718,015	14,781,100
Trade receivables	5.7	3,669,163	3,995,734
Restricted cash		228,768	174,303
Receivables from related parties	5.8	219,897	399,889
Sectorial financial assets	5.10	728,954	731,642
Judicial deposits	16	1,072,982	1,056,690
Dividends and interest on equity receivable	17	35,410	153,548
Indemnifiable financial asset(ii)		557,475	416,377
		31,230,664	21,709,283
Total		39,021,838	31,021,849
Liabilities
Amortized cost
Loans, borrowings and debentures		(32,945,289)	(38,161,392)
Trade payables	5.9	(4,097,502)	(5,187,849)
Consideration payable		(195,057)	(246,256)
Other financial liabilities (i)		(1,096,884)	(1,067,839)
Leases	5.5	(6,412,800)	(6,509,753)
Railroad concession payable	13	(3,988,245)	(3,721,190)
Related parties payables	5.8	(322,082)	(417,488)
Obligation to repurchase shares in subsidiaries	5.13	(3,844,648)	—
Liabilities arising from financing secured by shares	2.1.9	(2,804,606)	—
Dividends payable	17	(226,484)	(96,722)
Reduction of share capital payable		—	(486,285)
Sectorial financial liabilities	5.10	(2,265,261)	(2,040,239)
Installment of tax debts	14	(161,182)	(254,302)
		(58,360,040)	(58,189,315)
Fair value through profit or loss
Loans, borrowings and debentures		(31,281,841)	(28,294,034)
Derivative financial instruments	5.6	(2,680,669)	(3,470,204)
Other accounts payable		(11,854)	(12,362)
		(33,974,364)	(31,776,600)
Total		(92,334,404)	(89,965,915)

(i)

The Company's subsidiaries adopt working capital optimization strategies, including extension of payment terms with suppliers and the use of structured supply chain financing arrangements, also known as reverse factoring or buyer-led financing programs.

At Rumo, these arrangements were structured with first-tier financial institutions as direct counterparties, at an average interest rate of 14.13% p.a. (11.05% p.a. as of December 31, 2024). The average tenor of these transactions was approximately 48 days (35 days as of December 31, 2024). Liabilities to suppliers who are not part of factoring agreements have average payment terms of 45 days

In these arrangements, Rumo transfers substantially all risks and rewards associated with the trade payables to the financial institutions, resulting in derecognition of the trade payable and recognition of a financial liability at the amount of the obligation assumed vis-à-vis the bank. This accounting transfer constitutes a non-cash transaction and is therefore not presented in the Statements of Cash Flows. Settlement cash flows are classified as operating or investing activities according to the nature of the original purchase. Related financing charges are recognized within "Interest on contingencies and trade contracts" in financial income (expense), totaling R$ 45,281 for the year ended December 31, 2025 (R$ 48,275 as of December 31, 2024).

At Comgás, as of December 31, 2025, the balance of supplier receivables advanced by financial institutions was R$ 84,105 (R$ 132,999 as of December 31, 2024), with a maximum tenor of 90 days. Trade payables that are not part of supplier receivables arrangements have similar payment terms, averaging around 90 days.

In these arrangements, the decision to accelerate payment rests solely with the supplier, who negotiates directly with the financial institution. Comgás maintains the original commercial terms unchanged (payment term and amount), does not transfer credit risk to the bank, and receives no financial benefit from the institution. Accordingly, derecognition of the trade payable does not occur; the obligation remains classified as a non-financial liability until its normal maturity. Comgás exercises no influence over the supplier's decision and assumes no obligations toward the financial institution.

(ii)	The indemnifiable financial asset refers to the portion transferred from the contract asset. This portion arises from investments made in the concession infrastructure whose useful life exceeds the concession term. It represents Compass’s unconditional right, through its subsidiaries, to receive compensation from the Granting Authority at the end of the concession period. We record the balance under the line item Indemnifiable financial asset and other long-term assets. We update it monthly based on the same index applied to the tariff adjustment, as provided for in the Concession Agreement.
5.1 Restrictive clauses

Under the terms of the main credit facilities, the Company and its subsidiaries are required to comply with the following financial covenants:

Company	Debt	Goal	Ratio
Cosan Corporate
Cosan Luxembourg S.A.	Senior Notes due 2029	Pro forma net debt (xiv)/pro forma EBITDA (iii) cannot exceed 3.5x	3.03
	Senior Notes due 2030	Pro forma net debt (iii)/pro forma EBITDA (iii) cannot exceed 3.5x	2.85
	Senior Notes due 2031
Compass
Comgás	* Debenture 14th issue	Net debt (ix) (excluding leases) / EBITDA (ii) cannot exceed 4.00	1.88
Comgás	Debenture 7th to 13th	Net debt (viii) / EBITDA (ii) cannot exceed 4.0x	1.89
	BNDES
	Loan 4131
Compagas	* Debenture 5th issue	Net Debt (viii) / EBITDA (ii) cannot exceed 4.0x	2.26
Sulgás	BNDES	Net Debt (ix) / EBITDA (ii) cannot exceed 3.5x	0.42
		The overall debt ratio (Total liabilities (x) / Total liabilities (xi) annually) cannot exceed 0.8.	0.73
	* Debenture 1st issue	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	0.42
Necta	* Debenture 1st issue	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	n/m (xii)
Moove
MLH	Syndicated Loan	Net debt (i)/ EBITDA (ii) cannot exceed 3.5x at the end of each quarter.	1.63
		DSCR (vii) must not be less than 2.5x at the end of each quarter.	4.19
Rumo
Rumo SA	* Debenture (11th, 12th, 13th and 14th) (v)	ICJ (vi) = EBITDA (ii)/ Financial results (iv) cannot be less than 2.0x	3.52
	* ECA
Rumo SA	* ECA	Net debt (xiii)/ EBITDA (ii) cannot exceed 3.5x	1.94
	Senior Notes due 2028
	Senior Notes due 2032
	* Debentures (v)

(i)	Net debt consists of the balance of loans, financing arrangements, and debentures ("Gross Debt"), net of cash and cash equivalents, marketable securities, and debt-related derivative financial instruments.
(ii)	Corresponds to trailing twelve-month EBITDA.
(iii)	Net debt and EBITDA on a pro forma basis, including 50% of joint venture financial information as stipulated in the agreements. Pro forma EBITDA corresponds to the trailing twelve-month period. For Senior Notes covenants, unrestricted subsidiaries are excluded.
(iv)	Net debt financial result is represented by the cost of net debt.
(v)	The 11th, 12th, 13th, and 14th debenture issuances contain a contractual leverage covenant limited to 3.0x. However, these issuances benefit from a pre-approved waiver permitting the issuer to exceed this ratio up to 3.5x through December 31, 2027.
(vi)	Interest Coverage Ratio (“ICR”).
(vii)	Debt Service Coverage Ratio (“DSCR”).
(viii)	Net debt consists of current and non-current borrowings, net of cash and cash equivalents and marketable securities.
(ix)	Net debt consists of current and non-current borrowings, including the net balance of derivative transactions, net of cash and cash equivalents and marketable securities.
(x)	Total liabilities correspond to the sum of current and non-current liabilities.
(xi)	Total liabilities correspond to the sum of current liabilities, non-current liabilities, and shareholders' equity.
(xii)	Not measurable due to short-term liquidity exceeding total debt.
(xiii)	Net financial debt comprises bank borrowings, debentures, finance leases classified as financial leases, net of cash and cash equivalents, marketable securities, restricted cash from financial investments linked to loans, and derivative instruments.
(xiv)	For gross debt related to the Senior Notes due 2029, as described in item (i), includes the balance of the obligation to repurchase equity interest in a subsidiary.

As of December 31, 2025, the Company and its subsidiaries were in compliance with all financial and non-financial restrictive covenants. The loan agreements include cross-default provisions.

Debt contracts with ESG clauses

Rumo

The Senior Notes 2028 represented the first Green bond issuance in the Latin American freight rail sector. The subsidiary is committed to allocating proceeds toward full or partial financing of ongoing and future projects that contribute to promoting a low-carbon, resource-efficient transportation sector in Brazil. Eligible projects are distributed across the following categories: "Acquisition, replacement, and upgrading of rolling stock," "Infrastructure for railway section duplication, new yards, and yard extensions," and "Railway modernization."

The Senior Notes 2032 constituted a Sustainability-Linked Bond ("SLB") issuance with the following sustainability target: reduction of 17.6% in direct greenhouse gas emissions per revenue ton-kilometer ("RTK") by 2026, using 2020 as the baseline year. The subsidiary is subject to a 25 basis point step-up effective July 2027 should this target not be achieved, which would increase the interest rate to 4.45% p.a.

The 2nd Debenture of Malha Paulista is linked to a sustainability target of reducing greenhouse gas emissions per revenue ton-kilometer ("RTK") by 15% by 2023, using December 2019 as the baseline. Compliance with the step-down condition was verified based on Rumo's Annual Sustainability Report ("RAS"); consequently, the subsidiary benefited from a 25 basis point step-down, reducing the cost of the 2nd series to Broad National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo, or "IPCA") + 4.52%.

The 17th Debenture of Rumo S.A. is linked to sustainability targets of reducing (i) direct greenhouse gas emissions per RTK by 17.6% by 2026; and (ii) 21.6% by 2030, using 2020 as the baseline year. The subsidiary is subject to a 25 basis point step-up on the 1st series and 20 basis points on the 2nd series should the 2026 SPT not be achieved, plus an additional 5 basis points on the 2nd series should the 2030 SPT not be achieved.

Compass

On November 1, 2023, subsidiary Compass issued plain-vanilla, non-convertible, unsecured debentures in the amount of R$ 1,736,385. These debentures bear semi-annual interest equivalent to CDI + 1.55% p.a., with maturities on November 1, 2029 (50%) and November 1, 2030. Proceeds from the issuance are allocated to Compass's investments and working capital reinforcement.

This 2nd debenture issuance is linked to the following ESG target:

(i)	Biomethane Distributed Volume (thousands of m³): Increase daily distributed volume 250-fold relative to 2022 levels by 2027, reaching 0.25 million m³ per day.
(ii)	Diversity in Leadership Positions: Achieve 47% representation of Diversity Groups in leadership positions by 2027.

Should one or both targets not be achieved, Compass will incur a 12.5 basis point step-up per unmet target, increasing the rate from April 2028 (verification date) to up to CDI + 1.80% p.a. As of December 31, 2025, Compass performed an assessment and identified no indications of non-compliance, as the targets were achieved.

As of the issuance date of these consolidated financial statements, there are no breachs, by the Company or its subsidiaries, of the contractual provisions related to borrowings tied to ESG targets.

5.2 Cash and cash equivalents

Accounting policy:

Cash and cash equivalents comprise cash on hand, demand deposits, and highly liquid short-term investments with an original maturity of three months or less from the date of acquisition, which are subject to an insignificant risk of changes in value and are held for cash management purposes.

Investments in investment funds are classified as cash and cash equivalents when they cumulatively meet the following criteria: (i) they have high liquidity; (ii) they have immediate or very short redemption terms (up to 90 days); (iii) they are readily convertible into a known amount of cash; and (iv) they are subject to an insignificant risk of changes in value. Such funds are usually referenced to the CDI rate (Interbank Deposit Certificate).

All balances classified as cash and cash equivalents are measured at nominal value, which does not materially differ from amortized cost or fair value due to the short-term maturity of these assets. Financial investments that do not meet the above criteria are classified as financial assets measured at fair value through profit or loss.

	Consolidated
	December 31, 2025	December 31, 2024
Cash and bank accounts	412,340	958,738
Savings account	986,011	485,393
Financial investments	25,845,332	15,459,411
Total	27,243,683	16,903,542

Financial investments are structured as follows:

	Consolidated
	December 31, 2025	December 31, 2024
Applications in investment funds
Repurchase agreements (i)	410,172	1,493,278
Certificate of bank deposits – CDB	964,949	604,398
Other investments	1,150,547	24,766
	2,525,668	2,122,442
Applications in banks
Repurchase agreements	127,577	236,101
Certificate of bank deposits – CDB	23,192,087	12,102,078
Other investments	—	998,790
	23,319,664	13,336,969
Total	25,845,332	15,459,411

(i)	Repurchase agreements ("operações compromissadas") are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento ("WG Fixed Income Private Credit Investment Fund"), which was established as an open-ended condominium fund and is managed by Itaú Unibanco Asset Management Ltda. ("Itaú Asset"). The fund's portfolio is predominantly composed of investments in federal government securities and repurchase agreements collateralized by federal government securities.

5.3 Marketable securities

Accounting policy:

Marketable securities classified as financial assets measured at fair value through profit or loss comprise equity instruments (shares, investment fund units, and other capital instruments) whose fair value is readily determinable, either through trading on an organized market (B3) or by reference to observable market prices for similar assets.

Restricted cash comprises amounts pledged as contractual guarantees or earmarked for specific purposes that restrict their immediate use for the Company's ordinary operations. These balances are classified and measured at amortized cost.

Investments in marketable securities have original maturities ranging from two to five years. Although these securities maintain high liquidity in the secondary market and may be redeemed early, they are subject to an insignificant risk of changes in value.

	Consolidated
	December 31, 2025	December 31, 2024
Marketable securities
Financial investments in listed entities	307,177	—
Equity financial assets (i)	2,580,460	3,114,578
Certificate of bank deposits – CDB	7,951	158,363
ESG funds	97,005	113,360
	2,992,593	3,386,301
Current	2,588,411	3,272,941
Non-current	404,182	113,360
Total	2,992,593	3,386,301

(i)	The sovereign debt securities accrue interest linked to the Special Settlement and Custody System (Sistema Especial de Liquidação e Custódia, or "SELIC"), yielding approximately 100% of the CDI rate.

5.4 Loans, borrowings and debentures

Accounting policy:

Classification and measurement

Loans, borrowings and debentures are initially recognized at fair value, net of transaction costs, and subsequently measured at amortized cost using the effective interest method, except when: (i) designated as a fair value hedge within a documented hedging relationship; or (ii) irrevocably designated at initial recognition at fair value through profit or loss ("FVTPL").

For liabilities irrevocably designated at FVTPL, fair value changes attributable to market factors (interest rates, foreign exchange, etc.) are recognized in profit or loss for the period. The portion of the change attributable to the Company's own credit risk is recognized directly in shareholders' equity as part of other comprehensive income, to avoid a counterintuitive effect on the income statement.

Loans, borrowings and debentures are classified as Current Liabilities when maturity occurs within 12 months after the balance sheet date. They are classified as Non-Current Liabilities when the Company holds an unconditional right to defer settlement for a period exceeding 12 months from the balance sheet date.

The fair value of loans is determined using the discounted cash flow method, applying the instrument's implicit discount rate, and is classified within Level 2 of the fair value hierarchy.

Derecognition

Liabilities are derecognized when the contractual obligation is extinguished through settlement, cancellation, or maturity. Upon derecognition, the difference between the carrying amount of the liability and the consideration actually paid (including non-monetary assets transferred or liabilities assumed) is recognized in financial income (expense) for the year.

Financial guarantees

Financial guarantee contracts issued by the Company are initially recognized at fair value. When not designated at FVTPL, they are subsequently measured at the higher of: (i) the amount of the provision for losses obligation; and (ii) the amount initially recognized, net of accumulated amortization.

The Company may irrevocably designate financial guarantees at FVTPL when such designation eliminates or significantly reduces an accounting mismatch arising from asymmetric measurement of related assets and liabilities.

a) Composition

	Interest		Consolidated
Description	Average debt Index	Average annual interest rate	December 31, 2025	December 31, 2024
Cosan Corporate
Debentures	CDI + 1.28%	16.37%	11,548,920	10,554,301
Debentures	IPCA + 5.75%	10.27%	452,845	433,499
Commercial bank notes	CDI + 1.77%	16.94%	1,028,621	1,020,037
Perpetual Notes	Fixed rate	8.25%	2,785,877	3,135,174
Senior Notes	Fixed rate	6.48%	5,924,649	14,181,589
			21,740,912	29,324,600
Compass
BNDES	IPCA + 4.69%	9.16%	2,794,449	3,034,743
BNDES	Fixed rate	7.89%	216,351	—
Debentures	CDI + 0.74%	15.54%	5,551,081	5,378,989
Loan 4.131	VC + 4.04%	4.04%	828,619	2,695,565
Loan 4.131	CDI + 0.78%	15.80%	392,139	—
Private business Note	CDI + 1.20%	16.28%	54,680	—
Debentures (Law 12.431)	IPCA + 6.42%	10.96%	5,102,678	2,956,899
Debentures	IGPM + 6.10%	6.10%	380,797	382,837
			15,320,794	14,449,033
Moove
Offshore loan 4.131	Fixed rate	5.50%	—	15,729
Loan 4.131	CDI + 0.50%	14.89%	571,160	—
Acquisition Finance	SOFR + 1.50%	5.74%	2,104,141	2,346,950
Working capital	SONIA + 1.30%	5.52%	259,908	272,318
Export Credit Note	SOFR + 1.30%	5.54%	282,516	316,442
Export Credit Note	Fixed rate	4.52%	274,252	—
Export Prepayment	SOFR + 1.40%	5.64%	549,611	607,136
			4,041,588	3,558,575
Rumo
ACF	IPCA + 6.48%	11.03%	494,225	299,706
BNDES (Finem)	URTJLP + 2.06%	11.21%	1,428,087	1,861,658
BNDES (Finem)	IPCA	4.12%	27,050	—
BNDES (Finem)	TR	1.21%	27,005	—
CCB (Bank Credit Certificate)	IPCA + 0.94%	5.25%	814,423	874,513
Debentures	CDI + 0.70%	15.70%	261,172	—
Debentures (Law 12.431)	IPCA + 5.71%	10.23%	14,906,454	10,722,182
Export Credit Agency ("ECA")	Euribor + 0.58%	2.69%	19,543	38,525
NCE			—	276,661
Senior Notes	Fixed rate	4.73%	5,145,878	5,049,973
			23,123,837	19,123,218

Total			64,227,131	66,455,426

Current			3,918,720	4,403,148
Non-current			60,308,411	62,052,278

Effective interest rates on debt with associated derivatives are disclosed in Note 5.6.

Weighted average rates were calculated using the market interest rate curve in effect as of December 31, 2025, on an annualized basis.

All debt with fixed maturity dates and denominated in foreign currency is hedged through derivatives (Note 5.6), except for the principal amount of the Perpetual Notes, which, by definition, have no contractual maturity date.

Non-current loans, borrowings and debentures exhibit the following maturity profile:

	Consolidated
	December 31, 2025	December 31, 2024
1 to 2 years	5,447,990	2,552,535
2 to 3 years	10,633,687	7,551,156
3 to 4 years	9,318,837	10,000,615
4 to 5 years	8,465,402	12,429,311
5 to 6 years	4,706,090	7,948,395
6 to 7 years	4,533,240	6,100,666
7 to 8 years	2,469,320	6,421,275
Above 8 years	14,733,845	9,048,325
Total	60,308,411	62,052,278

b) Changes in loans, borrowings and debentures

Consolidated
Balance as of January 1, 2024	56,904,654
Proceeds	16,983,225
Repayment of principal	(12,187,560)
Payment of interest	(4,759,976)
Interest on work in progress	(128,520)
Acquisition of subsidiaries	285,033
Interest, exchange rate and fair value	9,358,570
Balance as of December 31, 2024	66,455,426
Proceeds	11,546,508
Repayment of principal	(14,293,953)
Payment of interest	(4,732,362)
Interest on work in progress	(120,575)
Acquisition of subsidiaries (Note 6.3)	(77,002)
Interest, exchange rate and fair value	5,449,089
Balance as of December 31, 2025	64,227,131

c) Guarantees

Subsidiary Rumo maintains financing contracts with development institutions for infrastructure investments, secured by:

• Bank guarantees, carrying an average annual cost of 0.56%; or

• Real collateral provided through the fiduciary assignment of assets (fixed assets) amounting to R$ 1,390,404.

As of December 31, 2025, the outstanding balance of contracted bank guarantees totaled R$ 2,563,286 (R$ 2,655,231 as of December 31, 2024).

Moove maintains guarantees issued by first-tier financial institutions for obligations to third parties, with an average annual cost of 3.90%. As of December 31, 2025 none of the borrowings were secured by such guarantees (R$ 16,061 as of December 31, 2024).

The consolidated total of guaranteed loans amounted to R$ 6,930,423 (R$ 5,553,645 as of December 31, 2024). Cosan itself has no loans secured by real guarantees or bank guarantees.

d) Unused credit lines

As of December 31, 2025, the Company and its subsidiaries had unused credit lines with financial institutions totaling R$ 1,133,276 (R$ 1,510,231 as of December 31, 2024). Utilization of these facilities is conditional upon compliance with covenants and other contractual conditions stipulated by creditors.

e) Offset of financial assets and liabilities

The Company applies offsetting (set-off) in the statement of financial position only when both of the following criteria are met simultaneously:

• Existence of an unconditional legal right to offset recognized amounts; and

• Intention and practice to settle positions on a net basis or simultaneously.

In structured transactions involving TRS linked to debenture issuances, time deposits associated with Loan 4.131, and credit-linked notes ("CLNs") tied to Export Credit Notes ("ECNs"), offsetting is applied exclusively when contracts establish an automatic net settlement mechanism and positions are held with the same counterparty. In these specific situations, balances are presented net in the statement of financial position, with effects recognized directly in profit or loss.

	Segment	December 31, 2025	December 31, 2024
Assets
Credit Linked Notes	Rumo	5,627,660	6,334,168
Time deposit	Cosan Corporate	—	3,718,105
TRS	Cosan Corporate	3,359,856	5,640,466
Total		8,987,516	15,692,739

Liabilities
NCEs	Rumo	(5,627,660)	(6,334,168)
Loan 4.131(i)	Cosan Corporate	—	(3,718,105)
Debentures(ii)	Cosan Corporate	(3,359,856)	(5,640,466)
Total		(8,987,516)	(15,692,739)

Net Balance		—	—

(i)	The balance of Loan 4.131 was settled as mentioned in Note 2.2.
(ii)	The balance of debentures was settled in January 2026.
5.5 Leases

Accounting policy:

At the lease commencement date, the Company assesses whether a contract is, or contains, a lease.

The lease liability is initially recognized at the present value of lease payments not yet paid at the commencement date, discounted using the interest rate implicit in the lease or, when that rate cannot be readily determined, the Company's incremental borrowing rate. In the absence of a determinable implicit rate, the Company systematically applies its incremental borrowing rate as the discount rate.

Lease payments included in the initial measurement of the liability comprise:

• Fixed payments, including payments that are in-substance fixed;

• Variable lease payments based on an index or rate, initially measured using the index or rate at the commencement date;

• Amounts expected to be payable by the lessee under residual value guarantees; and

• The exercise price of a purchase option when the lessee is reasonably certain to exercise it, and termination penalties when the lease term reflects the lessee's intention not to terminate.

To determine the incremental borrowing rate, the Company applies the following methodology:

• When available, recently obtained third-party financing is used as an initial reference, adjusted to reflect changes in market conditions since origination;

• For leases without comparable recent financing, a build-up approach is applied starting from a risk-free rate, adjusted for the Company's credit risk spread; and

• Specific adjustments are made based on lease characteristics: term, jurisdiction, functional currency, and existence of collateral.

The incremental borrowing rate (nominal) applied by the Company and its subsidiaries was determined based on market rates adjusted to functional currency and specific contractual terms for each transaction. Applied rates ranged from 4.25% to 13.73% per annum, depending on term and currency of each contract.

Two or more lease contracts are aggregated for measurement purposes only when all of the following conditions are met simultaneously:

• Executed with the same counterparty or a related party;

• Entered into at or near the same time; and

• Contain interdependent contractual obligations or usage rights that, in combination, constitute a single economic component of the lease.

Variable lease payments not based on an index or rate are recognized as expense in the period in which the triggering event occurs.

The Company is exposed to future increases in index-linked variable payments, which are not incorporated into the liability until they become effective. When index adjustments take effect, the lease liability is remeasured at the present value of revised payments using the original discount rate, with the corresponding adjustment recognized in the right-of-use asset.

Lease payments are allocated between reduction of the principal liability and finance costs. Finance costs are recognized within other financial income (expenses).

Short-term leases (maximum term of 12 months) and leases of low-value assets are recognized as expense on a straight-line basis over the lease term, without recognition of a right-of-use asset or lease liability. Low-value assets include information technology equipment and low-unit-value office furniture.

In determining the lease term, the Company assesses all facts and circumstances that create a significant economic incentive to exercise extension options or not exercise termination options. Extension options are included in the lease term only when the lessee is reasonably certain to exercise them.

For warehouse and equipment leases, the following factors are considered determinative in assessing extension probability:

• Existence of significant contractual penalties for early termination;

• Expectation of material residual value from leasehold improvements made to the leased property; and

• Operational substitution costs and historical renewal patterns for similar contracts.

Most extension options in office and vehicle leases were not incorporated into the lease term, as substitution of these assets can be effected without significant costs or material operational disruption.

Subsequent measurement of the lease liability is performed at amortized cost using the the implicit rate in the lease agreement or incremental rate on the lessee's loan. The liability is remeasured when:

• Future payments change due to index or rate revisions;

• Expectations change regarding payments under residual value guarantees;

• Assessment changes regarding exercise of contractual options (purchase, extension, or termination); or

• A contract modification substantially alters in-substance fixed payments.

Consolidated
Balance as of January 1, 2024	5,275,794
Additions	999,553
Write-offs	(9,933)
Accrual of interest and foreign exchange variation	1,120,882
Principal amortization	(694,340)
Interest payment	(377,269)
Contractual readjustment	174,662
Business combination	20,404
Balance as of December 31, 2024	6,509,753
Additions	479,435
Write-offs	(56,981)
Accrual of interest and foreign exchange variation	398,716
Principal amortization	(744,582)
Interest payment	(427,965)
Contractual readjustment	254,424
Balance as of December 31, 2025	6,412,800

Current	982,991
Non-current	5,429,809
6,412,800

Lease contracts have varying terms, with final maturities extending to December 2058. Amounts are annually adjusted based on inflation indices (notably the General Market Price Index ("IGP-M") and the IPCA) or indexed to the Long-Term Interest Rate ("TJLP") or the CDI, as stipulated in each contract. Certain contracts include renewal or purchase options, which were evaluated under the "reasonably certain" criterion to determine the lease term and corresponding liability measurement.

In addition to amortization, interest accrual and foreign exchange variation presented in prior tables, the following impacts were recognized in profit or loss for lease contracts not included in the initial liability measurement:

	December 31, 2025	December 31, 2024	December 31, 2023
Variable lease payments not included in the recognition of lease obligations	245,659	71,932	43,115
Expenses related to short-term leases	36,345	27,664	37,739
Low asset leasing costs, excluding short-term leases	10,169	10,005	5,376
Total	292,173	109,601	86,230

Reported balances relate predominantly to the following contracts:

i.	Rumo Malha Central S.A. ("Malha Central");
ii.	renewal amendment to the contract with Rumo Malha Paulista S.A. ("Malha Paulista"); and
iii.	floating storage and regasification unit (Floating Storage Regasification Unit – "FSRU"), denominated in foreign currency (U.S. dollar).

For the Malha Central and Malha Paulista contracts, an interest rate implicit in the lease was identified and used to calculate the present value of minimum future payments. The FSRU contract, being indexed to foreign currency, applies a discount rate based on the forward interest rate curve of the contractual currency (USD), with a cash flow hedge in place to mitigate foreign exchange exposure.

In accordance with CVM Circular Letter No. 2/2019, the Company does not incorporate future inflation projections in calculating the present value of lease payments. This approach applies fully to the contracts in question, as:

a) the implicit rates in the Malha Central and Malha Paulista contracts already reflect market expectations at the initial measurement date; and

b) the FSRU contract is denominated in foreign currency, with exchange rate variation separately addressed through a hedging instrument.

Given the specific characteristics of these contracts, Management assessed that any differences arising from the hypothetical inclusion of future inflation projections in remeasurement calculations would not be material enough to influence the economic decisions of financial statement users. Accordingly, quantitative disclosure of such analysis was omitted due to immateriality.

Lease liabilities are recognized at the present value of future contractual payments, without deduction of tax credits. Presumed PIS and COFINS tax credits arising from lease payments are recognized separately as current or non-current assets ("Tax recoverable") to the extent future utilization is probable.

As of December 31, 2025, the amount of presumed PIS and COFINS credits related to lease contracts was R$ 40,242 (R$ 30,814 as of December 31, 2024), fully recognized as assets with no impact on lease liability measurement.

5.6 Derivative financial instruments

Accounting policy:

Derivatives are initially recognized at fair value on the contract execution date and subsequently remeasured at fair value at each reporting date. Accounting treatment of fair value changes depends on whether the derivative qualifies for hedge accounting within a documented hedging relationship, per criteria established below:

  Fair value hedge: protection against changes in the fair value of a recognized asset or liability, or an unrecognized firm commitment;
  Cash flow hedge: protection against a specific risk associated with variable cash flows of an asset, liability, or highly probable forecast transaction.
  At the inception of each hedging relationship, the Company formally documents:
  The economic hedging relationship between the hedging instrument and the hedged item;
  The specific risk being hedged and the risk management strategy;
  The method for assessing hedge effectiveness.

Fair value changes of derivatives are usually recorded in the statement of profit or loss, classified as ‘Other financial income (expenses), except when derivatives qualify as hedge accounting, in which case they are recorded under the respective line of the hedged item.

Derivatives qualifying for hedge accounting are classified as Current Assets or Current Liabilities when the remaining term of the hedged item is 12 months or less from the reporting date; otherwise, they are classified as Non-Current Assets or Non-Current Liabilities.

The Company assesses hedge effectiveness both at inception and continuously throughout the hedging relationship's duration. Any inefficiency is recorded in the financial results.

Offsetting (set-off)

Derivative financial assets and liabilities are offset and presented at net amount in the statement of financial position only when all of the following criteria are met simultaneously:

  Existence of an unconditional legal right of offset (not contingent on future events);
  Applicability of the right under both normal business conditions and default, insolvency, or bankruptcy scenarios; and
  Intention and practice to settle positions on a net basis or simultaneously;

Measurement

Fair value of derivatives is determined based on:

  Level 1: Observable quotations in active markets, when available; or
  Level 2: Valuation techniques incorporating:

(i) prices from recent transactions in comparable markets;

(ii) adjustments for liquidity and counterparty risk (credit valuation adjustment – CVA);

(iii) projections of market rates implicit in the interest rate or foreign exchange curve (forward rates).

When the fair value at initial recognition differs from the transaction price, the difference is recognized in profit or loss as a fair value gain or loss only in cases where the derivative is classified within Level 1 of the fair value hierarchy or is based on a measurement method that uses only observable data. Otherwise, the difference should be deferred and recognized in profit or loss over time.

In the case of derivatives classified as financial liabilities, the Company also considers the debit valuation adjustment (DVA), which reflects the entity’s own credit risk in determining fair value.

The Company utilizes derivative instruments, notably swaps, whose fair value is determined based on discounted cash flows using observable market curves, to manage exposures to foreign exchange, interest rate, and inflation risks. Derivatives are classified according to their economic purpose and hedge accounting qualification.

	Consolidated
	Notional		Fair value
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Exchange rate derivatives
Forward agreements (i)	(3,082)	1,042,896	(3,498)	28,392
FX option agreements	328,500	411,000	4,739	3,096
	325,418	1,453,896	1,241	31,488
Commodity derivatives
Forward contract - NDF	8,610	21,174	(5,808)	(7,158)
	8,610	21,174	(5,808)	(7,158)
Foreing exchange and interest rate risk
Swap agreements (interest rate) (ii)	350,000	6,453,930	14,965	(364,783)
Swap agreements (interest and FX) (iii)	18,507,533	20,195,459	(560,354)	1,912,553
Swap agreements (interest and inflation) (ii)	23,329,194	12,247,351	377,611	(246,660)
	42,186,727	38,896,740	(167,778)	1,301,110
Share price risk
Swap agreements (TRS) (v)	709,561	1,817,821	(360,530)	(1,073,657)
Call Spread (iv)	5,594,212	4,667,709	119,314	77,341
	6,303,773	6,485,530	(241,216)	(996,316)

Total of financial instruments			(413,561)	329,124

Current assets			310,981	905,341
Non-current assets			1,956,127	2,893,987
Current liabilities			(1,909,404)	(2,504,117)
Non-current liabilities			(771,265)	(966,087)
Total			(413,561)	329,124

(i)

The Company and its subsidiaries maintain forward foreign exchange contracts and/or currency options to hedge revenues, expenses, and future commitments denominated in foreign currency.

To manage interest rate risk, the Company entered into derivatives aimed at converting a portion of its fixed-rate debt denominated in reais to floating-rate indexation.

(ii)	In interest and inflation swap transactions, the Company assumes a long position (asset) in IPCA plus a fixed interest rate, and a short position (liability) in a percentage of CDI.
(iii)	The Company and subsidiary Rumo execute structured interest and currency swap transactions in which they assume a long position in U.S. dollars plus a fixed interest rate, and a short position in a percentage of CDI.
(iv)	To mitigate exposure to price fluctuations of Vale S.A. ("Vale") shares, the Company contracted option derivatives.
(v)	The Company maintains exposure to risks arising from variations in the share price of Cosan (ticker CSAN3). To mitigate these exposures, the Company has entered into TRS (Transfer of Share Price) transactions relating to 80,085,312 CSAN3 shares. On the active side, the Company receives the variation in the share price and the distributed dividends, and on the passive side, it pays CDI (Interbank Deposit Certificate) plus spread.

The breakout for debt-related and non-debt derivative financial instruments is presented below:

	Consolidated
	December 31, 2025	December 31, 2024
Debt Financial instruments	(135,554)	1,319,512
Non-debt financial instruments	(278,007)	(990,388)
	(413,561)	329,124

Derivative financial instruments related to borrowing transactions are used exclusively for economic hedging purposes and do not constitute speculative transactions

a) Fair value hedge

Through its subsidiaries, the Company applies fair value hedge accounting to certain borrowing transactions. A direct economic relationship exists between the hedged item (fixed-rate loan) and the hedging instrument (interest/currency swap), with alignment across the following dimensions:

• Equivalent notional amount;

• Coincident maturity; and

• Aligned payment schedule.

The Company establishes a hedge ratio close to 1:1, considering the identity of the underlying risk between the derivative and the hedged risk component of the protected item. Hedge effectiveness is assessed using the fair value change comparison method, contrasting changes in the fair value of the hedging instrument with changes in the fair value of the hedged item attributable to the hedged risk.

Principal potential sources of ineffectiveness identified are:

(i) Reduction or modification of the amount or term of the hedged item; and

(ii) Changes in the credit risk of the Company or swap counterparties.

Carrying amounts for items designated as hedging instruments were as follows:

					Book value		Accumulated fair value from hedge adjustments
	Subsidiary	Index	Unit	Notional	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
FX rate risk hedge
Loans, borrowings and debentures
Designated items
Senior Notes 2028	Rumo	US$ + 5.30%	BRL	(2,791,600)	(2,575,368)	(2,631,834)	(230,520)	(519,686)
Senior Notes 2032	Rumo	US$ + 4.20%	BRL	(2,824,075)	(2,570,510)	(2,418,140)	(193,000)	(687,411)
NCE U.S.$	Rumo	SOFR + 1.30%	BRL	—	—	(25,341)	—	(131,663)
Total					(5,145,878)	(5,075,315)	(423,520)	(1,338,760)

Interest rate risk hedge
Loans, borrowings and debentures
Designated items
BNDES Project VIII	Comgás	IPCA + 3.25%	BRL	(708,331)	(600,312)	(678,785)	89,242	100,511
BNDES Project VIII	Comgás	IPCA + 6.80%	BRL	(300,000)	(280,866)	—	6,401	—
BNDES Project VIII	Comgás	IPCA + 6.80%	BRL	(700,000)	(717,294)	—	15,042	—
Debentures	Rumo	IPCA + 5.62%	BRL	(13,657,901)	(14,220,199)	(9,719,039)	(1,544,982)	(1,851,762)
ACF	Rumo	IPCA + 6.48%	BRL	(467,321)	(494,225)	(299,706)	(11,288)	(13,635)
Finem	Rumo	TLP + 2.06%	BRL	(19,096)	(21,469)	(25,764)	(1,810)	(2,212)
CCB	Rumo	IPCA + 0.94%	BRL	(898,651)	(814,423)	(874,513)	(78,121)	(63,520)
Total					(17,148,788)	(11,597,807)	(1,525,516)	(1,830,618)

					December 31, 2025		December 31, 2024
	Subsidiary	Index	Unit	Notional	Assets	Liabilities	Assets	Liabilities
FX rate risk hedge
Derivative financial instruments
Currency and interest rate swap
Swap Senior Notes 2028	Rumo	115% CDI	BRL	2,791,600	2,591,695	2,852,107	2,657,287	2,707,334
Swap Senior Notes 2032	Rumo	106% CDI	BRL	2,824,075	2,612,445	2,801,555	4,039,312	3,926,328
NCE U.S.$	Rumo	SOFR + 1.30%	BRL	—	—	—	25,341	124,097
Total					5,204,140	5,653,662	6,721,940	6,757,759

Interest rate risk hedge
Derivative financial instruments
BNDES Project VIII	Comgás	99.80% CDI	BRL	708,331	621,400	712,630	693,704	795,268
Debenture 14th issue - 1st Series	Comgás	90.30% CDI	BRL	300,000	312,530	308,633	—	—
Debenture 14th issue - 2nd Series	Comgás	88.27% CDI	BRL	700,000	729,019	719,685	—	—
Swap Debenture	Rumo	104% CDI	BRL	13,657,901	14,412,764	14,027,253	10,016,793	10,377,790
ACF	Rumo	96% CDI	BRL	467,321	499,641	519,387	304,962	318,827
Finem	Rumo	96% CDI	BRL	19,096	21,044	19,207	23,552	22,614
CCB	Rumo	64% CDI	BRL	898,651	822,384	903,152	882,930	946,589
Total					17,418,782	17,209,947	11,921,941	12,461,088

b) Fair value option

Certain financial instruments were not designated in formally documented hedge accounting relationships. To eliminate accounting mismatch, the Company elected to irrevocably designate, at initial recognition, certain financial liabilities for measurement at fair value through profit or loss.

This designation applies to the financial liability itself (the hedging instrument), not to the hedged item. Fair value changes attributable to market factors (interest rates, foreign exchange) are recognized in profit or loss for the period. The portion of the change attributable to the Company's own credit risk is recognized directly in shareholders' equity as part of other comprehensive income.

			Carrying amount		Accumulated fair value
	Index	Notional	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
FX rate risk
Items
PPE (Moove)	SOFR + 1.40%	(100,000)	(549,611)	(620,690)	1,862	(13,554)
NCE (Moove)	SOFR + 1.30%	(50,000)	(282,516)	(320,606)	976	(4,164)
NCE (Moove)	4.52%	(50,000)	(274,252)	—	1,283	—
Senior Notes 2027 (Cosan Luxembourg)	USD + 7.00%	—	—	(2,475,674)	—	(1,540,318)
Export Credit Agreement (Rumo)	EUR + 0.58%	(12,685)	(4,526)	(38,525)	(8)	(713)
Scotiabank 2022 (Compass)	USD + 2.51%	—	—	(1,245,669)	—	3,580
Scotiabank 2023 (Compass)	USD + 4.76%	(749,310)	(828,619)	(926,262)	(625)	5,920
BNP Paribas 2024 (Compass)	EUR + 5.74%	—	—	(523,634)	—	(19,408)
Total			(1,939,524)	(6,151,060)	3,488	(1,568,657)

Interest rate risk and inflation
Items
BNDES Projects VI e VII (Compass)	IPCA + 4.10%	(78,110)	(67,724)	(88,477)	2,844	3,288
BNDES Project VIII (Compass)	IPCA + 3.25%	(616,366)	(575,321)	(639,325)	41,068	39,439
BNDES Project IX (Compass)	IPCA + 5.74%	(540,992)	(564,266)	(554,820)	46,209	54,110
BNDES Project IX - Sub A (Compass)	IPCA + 5.74%	(292,893)	(291,576)	(287,962)	19,222	22,242
BNDES Project IX - Sub A (Compass)	IPCA + 5.74%	(188,050)	(186,576)	(184,883)	9,574	10,864
BNDES Project IX - Sub B (Compass)	IPCA + 6.01%	(301,483)	(299,933)	(295,695)	20,339	23,999
Debenture 4th issue - 3rd Series (Compass)	IPCA + 7.36%	—	—	(41,436)	—	718
Debenture 9th issue - 1st Series (Compass)	IPCA + 5.12%	(500,000)	(575,279)	(512,946)	75,823	88,728
Debenture 9th issue - 2nd Series (Compass)	IPCA + 5.22%	(500,000)	(530,740)	(466,173)	120,271	133,379
Debenture 11th issue - 1st Series (Compass)	IPCA + 6.38%	(750,000)	(757,552)	(685,420)	58,101	72,780
Debenture 11th issue - 2nd Series (Compass)	IPCA + 6.45%	(750,000)	(739,987)	(662,782)	68,957	85,912
Debenture 12th issue – Single series (Compass)	IPCA + 7.17%	(600,000)	(619,902)	(588,142)	(18,877)	(10,096)
Debenture 2nd issue – Single series (Compass)	IPCA + 7.44%	(800,000)	(881,057)	—	3,057	—
Debentures (Rumo)	IPCA + 4.68%	(60,000)	(169,600)	(248,085)	(473)	(59,916)
Debentures (Rumo)	IPCA + 4.50%	(600,000)	(788,138)	(755,061)	(63,542)	(96,457)
Total			(7,047,651)	(6,011,207)	382,573	368,990

			Book value
	Index	Notional	December 31, 2025	December 31, 2024
FX rate risk
Derivatives instruments
PPE (Moove)	CDI + 0.79%	100,000	10,069	66,125
NCE (Moove)	CDI + 0.60%	50,000	(9,119)	42,006
NCE (Moove)	CDI + 0.50%	50,000	(2,295)	—
Swap Senior Notes 2027 (Cosan Luxembourg)	BRL + 114.66% CDI	—	—	217,523
FX and interest rate swap (Rumo)	BRL + 108% CDI	12,685	6,000	12,253
Scotiabank 2022 (Compass)	CDI + 1.20%	—	—	95,971
Scotiabank 2023 (Compass)	CDI + 1.30%	749,310	69,736	169,185
BNP Paribas 2024 (Compass)	CDI + 1.30%	—	—	55,805
Total			74,391	658,868

Interest rate risk and inflation
Derivatives instruments
BNDES Projects VI and VII (Compass)	87.50% CDI	78,110	(3,048)	(3,332)
BNDES Project VIII (Compass)	82.94% CDI	616,366	(42,744)	(39,834)
BNDES Project IX (Compass)	98.90% CDI	540,992	33,502	1,394
BNDES Project IX - Sub A (Compass)	95.55% CDI	292,893	1,745	(14,383)
BNDES Project IX - Sub A (Compass)	92.35% CDI	188,050	783	(8,929)
BNDES Project IX - Sub B (Compass)	98.49% CDI	301,483	1,149	(15,994)
Debenture 4th issue - 3rd Series (Compass)	112.49% CDI	—	—	3,203
Debenture 9th issue - 1st Series (Compass)	109.20% CDI	500,000	37,108	5,192
Debenture 9th issue - 2nd Series (Compass)	110.60% CDI	500,000	(7,512)	(39,535)
Debenture 11th issue - 1st Series (Compass)	100.45% CDI	750,000	(37,594)	(71,755)
Debenture 11th issue - 2nd Series (Compass)	99.70% CDI	750,000	(48,653)	(84,963)
Debenture 12th issue – Single series (Compass)	95.66% CDI	600,000	44,360	10,424
Debenture 2nd issue – Single series (Compass)	97.40% CDI	800,000	(14,363)	—
Debentures (Rumo)	107% CDI	60,000	24,126	60,419
Debentures (Rumo)	103% CDI	600,000	179,919	130,505
Total			168,778	(67,588)

c) Cash flow hedge

Compass

Indirect subsidiary Edge Comercialização S.A. ("Edge") executed natural gas sales transactions with prices indexed to Brent. To mitigate exposure to volatility in this index, Edge formally designated such contracts as cash flow hedge relationships.

Indirect subsidiary Terminal de Regaseificação de GNL de São Paulo ("TRSP") adopted hedge accounting to protect against cash flow variability arising from foreign exchange risk. The strategy consists of using a U.S. dollar-denominated lease liability, already contracted, as a hedge for highly probable future revenues also denominated in U.S. dollars, projected over a 20-year horizon, due 2043.

Effective hedge gains and losses are initially recognized in other comprehensive income and reclassified to profit or loss when the hedged cash flows actually occur.

Rumo

To mitigate the effects of foreign exchange volatility on highly probable future cash flows, subsidiary Rumo contracted derivative financial instruments in the form of currency swaps and designated them as cash flow hedges. The hedging relationship was documented at inception, with prospective effectiveness testing and subsequent retrospective assessment. Hedge effects are recognized in equity within "Other Comprehensive Income" and reclassified to profit or loss when the hedged cash flows actually occur.

The impact of items protected by hedge accounting on the statement of financial position is presented below:

					Carrying amount
	Subsidiary	Risk	Unit	Nocional	December 31, 2025	December 31, 2024
Financial instrument
Future	Edge	Price	BRL	2,596	(4,654)	—
Leasing	TRSP	Exchange	BRL	3,409,281	(208,509)	(446,224)
Swap exchange rate and interest	Rumo	Exchange	BRL	1,044,127	(109,510)	—
Total					(322,673)	(446,224)
(-) Deferred tax					109,709	151,716

The effect of cash flow hedging on the income statement and other comprehensive income is shown below:

				Write-offs		Ineffectiveness
	Subsidiary	Balance as of January 1, 2025	Designation	Net sales	Cost of sales	Financial results	Balance as of December 31, 2025
Financial instrument
Future	Edge	—	(17,742)	—	9,027	4,061	(4,654)
Leasing	TRSP	(446,224)	224,319	11,666	—	1,730	(208,509)
Swap exchange rate and interest	Rumo	—	(169,196)	—	59,686	—	(109,510)
Total		(446,224)	37,381	11,666	68,713	5,791	(322,673)

Sources of hedge accounting ineffectiveness, although historically immaterial, may arise from the following factors:

(i)	Timing mismatches between cash flows of hedged items and hedging instruments;
(ii)	Use of distinct reference indices, resulting in divergent risk curves between hedged items and hedging instruments;
(iii)	Differing effects of counterparty credit risk and the entity’s own credit risk on fair value changes of hedging instruments and hedged items;
(iv)	Changes in projections of expected cash flows for hedged items and hedging instruments.

The Company continuously monitors sources of ineffectiveness, employing quantitative and qualitative analyses to assess impacts on fair value and hedge effectiveness. These practices align with accounting and treasury policies.

5.7 Trade receivables

Accounting policy:

Trade receivables are recognized when Cosan has an unconditional right to consideration arising from the transfer of goods or services to a customer (an unconditional right to consideration). They are initially measured at the fair value of the consideration to be received, generally equivalent to the transaction price, adjusted for:

•Trade discounts granted;

•Expected returns (customer return rights);

•Significant financing components (present value adjustment when the payment term exceeds 12 months and contains a significant financing component).

After initial recognition, trade receivables are measured at amortized cost using the effective interest rate method.

Expected Credit Losses (ECL)

The Company recognizes an allowance for expected credit losses using a staged expected loss approach:

• Stage 1: Receivables whose credit risk has not increased significantly since initial recognition—allowance calculated based on 12-month expected credit losses;

• Stages 2 and 3: Receivables whose credit risk has increased significantly or are in default—allowance calculated based on lifetime expected credit losses over the remaining life of the asset.

Receivables are grouped into homogeneous pools based on similar credit risk characteristics (customer segment, payment term, delinquency history, and economic sector). Loss rates are determined based on:

• Observed historical credit loss experience in prior periods;

• Adjustments to reflect current conditions (e.g., deterioration in the customer's sector); and

• Reasonable and supportable forecasts of future economic conditions (e.g., GDP, unemployment rate, regulatory environment).

The allowance for expected credit losses is recognized as a selling expense.

	Consolidated
	December 31, 2025	December 31, 2024
Domestic market	3,099,186	3,220,315
Unbilled receivables (i)	760,602	853,993
Foreign market - foreign currency	79,358	134,127
	3,939,146	4,208,435
Expected credit losses	(269,983)	(212,701)
	3,669,163	3,995,734

Current	3,520,278	3,730,364
Non-current	148,885	265,370
	3,669,163	3,995,734

(i)	Unbilled revenue refers to the estimated portion of gas supply and sales for the month, for which measurement and billing have not yet been carried out, but which has already been recorded in the balance sheet for accrual purposes.

The aging of accounts receivable is as follows:

	Consolidated
	December 31, 2025	December 31, 2024
Not due	3,393,659	3,615,094
Overdue
Until 30 days	224,168	280,392
From 31 to 60 days	44,869	74,817
From 61 to 90 days	28,226	27,198
More than 90 days	248,224	210,934
Expected credit losses	(269,983)	(212,701)
	3,669,163	3,995,734

The changes in expected credit losses are as follows:

Consolidated
Balance as of January 1, 2024	(161,108)
Business combination	(17,606)
Additions/reversals	(54,882)
Write-offs	20,895
Balance as of December 31, 2024	(212,701)
Business combination	(715)
Additions/reversals	(94,974)
Foreign exchange variation	1,253
Write-offs	37,154
Balance as of December 31, 2025	(269,983)

5.8 Related parties

Accounting policy:

Transactions with related parties were conducted under pre-agreed contractual terms. Outstanding balances at period end are unsecured, non-interest-bearing, and settled in cash. No guarantees were given or received on any receivables or payables involving related parties. At the end of each period, recoverability of amounts and receivables is assessed; for the years ended December 31, 2025 and 2024, no allowance was recognized.

The Company maintains a Cost Sharing Agreement governing the sharing of activities and expenses, together with reimbursement guidelines and other commercial terms for group expense allocation. These expenses are classified as intercompany transactions.

Balances and transactions between the Company and its subsidiaries, which are related parties, were eliminated on consolidation and are not disclosed in this note.

a) Trade receivable and payable with related parties:

	Consolidated
	December 31, 2025	December 31, 2024
Current assets
Commercial operations
Raízen S.A. and its subsidiaries	70,001	72,518
CLI Sul S.A.	14,431	19,458
Termag - Terminal Marítimo de Guarujá S.A.	14,286	14,286
Associação Gestora da Ferrovia Internado Porto de Santos (AG-FIPS)	49,397	36,985
Radar Gestão de Investimentos S.A.	1,299	565
Other	501	6,373
	149,915	150,185
Financial operations
Raízen S.A. and its subsidiaries (i)	49,634	45,173
Other	—	1,705
	49,634	46,878
Total current assets	199,549	197,063

Non-current assets
Commercial operations
Termag - Terminal Marítimo de Guarujá S.A.	8,333	21,438
	8,333	21,438
Financial operations
Raízen S.A. and its subsidiaries (i)	—	26,920
Ligga S.A.	—	154,468
CLI Sul S.A.	12,000	—
Other	15	—
	12,015	181,388
Total non-current assets	20,348	202,826
Related parties receivables	219,897	399,889

	Consolidated
	December 31, 2025	December 31, 2024
Current liabilities
Commercial operations
Raízen S.A. and its subsidiaries	164,788	303,656
Termag - Guarujá Maritime Terminal S.A.	95	8,149
Association for the Management of the Internal Railway of the Port of Santos (AG-FIPS)	43,607	45,119
Other	315	1,932
	208,805	358,856
Financial and corporate operations
Raízen S.A. and its subsidiaries (i)	111,548	57,554
Other	563	—
	112,111	57,554
Total current liabilities	320,916	416,410

Non-current liabilities
Commercial operations
Other	88	—
	88	—
Financial operations
Raízen S.A. and its subsidiaries (i)	1,078	1,078
	1,078	1,078
Total non-current liabilities	1,166	1,078

Payables to related party	322,082	417,488

(i)

The current and non-current assets receivable by Raízen S.A. and its subsidiaries are substantially tax credits that will be reimbursed to the Company when realized.

Current liabilities represent reimbursements to Raízen S.A. and its subsidiaries for expenses related to legal disputes and other liabilities incurred before the formation of the joint venture, and which are the responsibility of Cosan S.A.

b) Transactions with related parties:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Operating income
Raízen S.A. and its subsidiaries (i)	583,567	1,294,971	974,612
CLI Sul S.A.	12,629	12,375	15,434
Other	1,183	46,350	56,000
	597,379	1,353,696	1,046,046
Purchase of products / inputs / services
Raízen S.A. and its subsidiaries (i)	(2,475,506)	(3,129,874)	(2,251,896)
Termag - Guarujá Maritime Terminal S.A.	(49,835)	—	(74,785)
Other	—	(4,544)	(68,536)
	(2,525,341)	(3,134,418)	(2,395,217)
Shared income (expenses)
Raízen S.A. and its subsidiaries	(97,702)	(30,156)	(83,054)
Association for the Management of the Internal Railway of the Port of Santos (AG-FIPS)	(134,820)	—	—
Other	118	(22)	(755)
	(232,404)	(30,178)	(83,809)
Financial results
Raízen S.A. and its subsidiaries	(22,197)	—	—
Ligga S.A.	10,410	—	—
Other	—	4,808	—
	(11,787)	4,808	—
Total	(2,172,153)	(1,806,092)	(1,432,980)

(i)	The amount refers substantially to the purchase of fuels and the provision of logistics transport services by the subsidiary Rumo.

c) Managers’ and directors’ compensation:

The Company has a compensation policy approved by the Board of Directors. Compensation for key management personnel includes salaries, contributions to a post-employment defined benefit plan, and stock-based compensation. On April 30, 2025, the Annual General Meeting approved the total annual compensation for directors for the fiscal year 2025.

Below we present the results for the consolidated results:

	Consolidated
	Years ended on December 31,
	2025	2024	2023
Short-term employee and key management benefits	196,334	175,487	207,026
Share based compensation	37,492	67,569	97,510
Post-employment benefits	2,642	2,369	60,781
Employment termination benefits	—	1,645	2,888
Other long-term benefits	9,545	5,981	—
Total	246,013	253,051	368,205
5.9 Trade payables
Accounting policy: Due to the short-term nature of trade payables, their carrying amounts are the same as their fair values, and they are generally paid within 30 to 90 days of recognition.

The supplier balances are presented below:

	Consolidated
	December 31, 2025	December 31, 2024
Material and services suppliers	3,284,618	4,205,516
Natural gas / transport and logistics suppliers	812,884	982,333
	4,097,502	5,187,849

Current	4,078,511	5,168,593
Non-current	18,991	19,256
Total	4,097,502	5,187,849

5.10 Sectorial financial assets and liabilities

Accounting policy:

Sector-specific financial assets and liabilities neutralize the economic impacts on distributors' results. These impacts arise from differences between the gas costs and tax rates included in regulatory rulings by regulatory agencies and those actually incorporated into tariffs during each tariff adjustment or review cycle.

Regulatory agencies overseeing indirect subsidiaries:

  Comgás and Necta Gás Natural S.A. ("Necta"), regulated by the Sanitation and Energy Regulatory Agency for the state of São Paulo (Agência Reguladora de Serviços Públicos do Estado de São Paulo, or "ARSESP") pursuant to Resolution No. 1,010;
  Compagas, regulated by the Regulatory Agency for Delegated Public Services of Paraná (Agência Reguladora de Serviços Públicos Delegados do Paraná, or "AGEPAR") pursuant to Resolution No. 028/2022;
  Sulgás, regulated by the State Agency for the Regulation of Delegated Public Services of the State of Rio Grande do Sul (Agência Estadual de Regulação dos Serviços Públicos Delegados do Rio Grande do Sul, or "AGERGS") pursuant to Resolution No. 072/2025.

Based on these rulings, our indirect subsidiary Compass has concluded that there is no uncertainty in recognizing sector-specific financial assets and liabilities as amounts receivable or payable.

Accordingly, Compass recognizes these assets and liabilities in its financial statements. They are based on the difference between the actual cost and the cost considered in tariff adjustments. This generates a receivable when the actual cost exceeds the amount incorporated in the tariff, or a liability when the costs are lower than those incorporated in the tariff. These differences are considered in the subsequent tariff adjustment and become components of the distributors' tariff adjustment index

The movement of net Sectorial financial assets (liabilities) was as follows:

	Sectorial Assets	Sectorial Liabilities (iv)	Total
Balance as of January 1, 2024	548,700	(1,810,698)	(1,261,998)
Cost of gas (i)|(ii)	(12,437)	(2,210)	(14,647)
Tax credits	—	(65,710)	(65,710)
Monetary adjustment (iii)	71,981	(161,621)	(89,640)
IGP-M deferral	117,418	—	117,418
Business combination	5,980	—	5,980
Balance as of December 31, 2024	731,642	(2,040,239)	(1,308,597)
Cost of gas (i)	(51,483)	(38,931)	(90,414)
Tax credits	—	(29,025)	(29,025)
Residential deferral (iv)	52,092	—	52,092
Monetary adjustment (ii)	45,821	(157,066)	(111,245)
IGP-M deferral (v)	(49,118)	—	(49,118)
Balance as of December 31, 2025	728,954	(2,265,261)	(1,536,307)

Current	338,332	(96,719)	241,613
Non-current	390,622	(2,168,542)	(1,777,920)
Total	728,954	(2,265,261)	(1,536,307)

(i)	This refers to the cost of purchased gas compared to the cost included in the tariffs, fully classified as a current asset, since the regulator's decision provides for tariff recovery on an annual basis for residential and commercial customer categories and quarterly for other customer categories.
(ii)	On April 24, 2025, AGERGS, through DRE No. 79/2025, approved the following issues related to the tariff review for the 2024 fiscal year: (i) Inclusion of IRPJ and CSLL in the gross margin calculation; and (ii) Recalculation of the retroactive payment. Based on the reassessment of these issues, Sulgás recognized an impact on its short-term Sectorial financial assets in the amount of R$ 93,060.
(iii)	Monetary adjustment on the gas current account and late payment credit, basis on the SELIC rate.
(iv)	According to ARSESP Resolution No. 1,709, of September 9, 2025, the individual residential segment had reduced margins applied, replacing those originally foreseen for the new tariff cycle, until December 9, 2026. Due to these reduced tariffs, the Company began to record in its accounting the deferral related to the difference between the tariffs charged to users and those defined in the tariff schedule of the ordinary review. This difference will be added to the tariffs in effect from December 10, 2026.
(v)	Appropriation of the IGP-M deferral for residential and commercial customer categories, recognized in non-current assets, according to ARSESP Resolution No. 1,162 of May 26, 2021 and the 7th Addendum to the Comgás Concession Contract on October 1, 2021. As of ARSESP Resolution No. 1,709, of September 9, 2025, said deferral has been included in the tariff charged to customers and will be amortized until the end of the current tariff cycle.

On February 23, 2026, ARSESP published Resolution No. 1,776. This resolution establishes the criteria for allocating to users the amounts that piped gas concessionaires earned from excluding the state sales tax (Imposto sobre Circulação de Mercadorias e Serviços, or “ICMS”) from the tax base for the employees’ profit participation program (Programa de Integração Social, or “PIS”) and the social contribution for social security financing (Contribuição para o Financiamento da Seguridade Social, or “COFINS”). The purpose is to restore the economic-financial equilibrium of the concessions.

This resolution has no impact on the financial statements as of December 31, 2025, because the Company understands that any cash outflows will occur after twelve months.

5.11 Fair value measurement

Accounting policy:

Fair value is the price that would be obtained for the sale of an asset or paid for the transfer of a liability in an unforced transaction between market participants on the measurement date. The fair value measurement assumes that the transaction to sell the asset or transfer the liability will occur:

• In the principal market for the asset or liability;

• or In the absence of a principal market, in the most advantageous market for the asset or liability. The Company must have access to the main or most advantageous market.

The measurement of the fair value of an asset or liability is based on the assumptions that market participants would use to set the price, assuming that they are acting in their best economic interests.

For non-financial assets, fair value measurement considers the market participant's ability to generate economic benefits by using the asset in its best possible use or by selling it to another participant who would use it for the same purpose.

The best evidence of the fair value of a financial instrument on initial recognition is generally the transaction price, i.e. the fair value of the consideration given or received. When the fair value at initial recognition differs from the transaction price, the difference is recognized in profit or loss as a fair value gain or loss only in cases where the derivative is classified within Level 1 of the fair value hierarchy or based on a measurement method that uses only observable inputs. For derivatives classified within Levels 2 or 3, the difference must be deferred and recognized in profit or loss over time.

All assets and liabilities measured or disclosed at fair value in the financial statements are classified within the fair value hierarchy, as described below:

• Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities to which the entity has access at the measurement date;

• Level 2: valuation techniques for which the inputs are not the quoted prices included in Level 1, but which are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices);

• Level 3: valuation techniques that include information about the asset or liability that is not based on observable market data (unobservable information).

When measuring the fair value of an asset or liability, the Company uses observable market data as much as possible. The specific valuation techniques used to value financial instruments include:

i. Use of quoted market prices;

ii. Fair value calculated as the present value of estimated future cash flows. Estimates of future floating rate cash flows are based on quoted swap rates, futures prices and interbank lending rates. The estimated cash flows are discounted using a yield curve constructed from similar sources and reflecting the relevant reference interbank rate used by market participants for this purpose when pricing interest rate swaps. The estimate of fair value is subject to a credit risk adjustment that reflects the credit risk of the Company and its counterparty; this is calculated based on the credit spreads derived from the current credit default swap; and

iii. For other financial instruments, discounted cash flow analysis.

External valuers may be involved in the valuation of significant assets and liabilities, such as investment properties, unlisted financial assets and contingent consideration.

For fair value disclosure purposes, the Company defines classes of assets and liabilities based on their nature, characteristics and risks involved, as well as the level of the fair value hierarchy, as explained above.

The carrying amounts of short-term financial assets and liabilities do not differ significantly from their fair value. The carrying amounts and fair value of consolidated assets and liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		December 31, 2025	December 31, 2024	December 31, 2025			December 31, 2024
	Note			Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investments funds	5.2	2,525,668	2,122,442	—	2,525,668	—	—	2,122,442	—
Marketable securities	5.3	2,992,593	3,386,301	307,177	2,685,416	—	—	3,386,301	—
Other financial assets		5,805	4,495	5,805	—	—	4,495	—	—
Investment properties (i)	11.5	18,221,781	16,818,919	—	—	18,221,781	—	—	16,818,919
Derivative financial instruments	5.6	2,267,108	3,799,328	—	2,267,108	—	—	3,799,328	—
Total		26,012,955	26,131,485	312,982	7,478,192	18,221,781	4,495	9,308,071	16,818,919
Liabilities
Loans, borrowings and debentures (ii)	5.4	(64,227,131)	(66,455,426)	—	(64,136,362)	—	—	(28,294,034)	—
Derivative financial instruments	5.6	(2,680,669)	(3,470,204)	—	(2,680,669)	—	—	(3,470,204)	—
Other accounts payable (iii)		(11,854)	(12,362)	—	—	(11,854)	—	—	(12,362)
Total		(66,919,654)	(69,937,992)	—	(66,817,031)	(11,854)	—	(31,764,238)	(12,362)

(i)	The fair value of the investment properties was determined basis on the direct comparative method of market data applied to transactions with similar properties (type, location, and quality of property) and, to some extent, based on sales quotations for potential transactions with comparable assets (level 3). The methodology used in determination the fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, land access, topography and soil, land use (type of crop), and rainfall level , among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards (“ABNT”). The discount rate used was 9.25% per annum on December 31, 2025 (6.06% per annum to 10.40% per annum on December 31, 2024).
(ii)	On December 31, 2024, the fair value of the Company´s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through profit or loss.
(iii)	This refers to the contingent consideration (earn-out) negotiated in the acquisition process of the indirect subsidiary Biometano Verde Paulínia, measured at fair value using a assessment technique based on the present value of expected cash flows. The measurement considers the monetary restatement stipulated in the contract.

For debts whose market value is quoted on the Luxembourg Stock Exchange (or “LuxSE”), the fair value measurement is based on the quoted market price as follows:

Debts	Company	December 31, 2025	December 31, 2024
Senior Notes due 2028	Rumo Luxembourg S.à rl	99.98%	97.32%
Senior Notes due 2032	Rumo Luxembourg S.à rl	92.04%	84.30%
Senior Notes due 2027 (i)	Cosan Luxembourg S.A.	—	99.63%

(i)	The debt was settled on March 14, 2025. For more information, see Note 2.2.2.
5.12 Financial risk management

This note describes the group's exposure to financial risks and how these risks may affect future financial performance. To provide more context, current year profit or loss information has been included where applicable:

Risk	Exposure	Measurement	Management
Market Risk – exchange rate	i. Future commercial transactions. ii. Recognized financial assets and liabilities not denominated in Reais.	i. Cash flow forecasting ii. Sensitivity analysis.	Foreign currency.
Market Risk – interest rates	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives financial instruments.	Sensitivity analysis.	Interest rate swap.
Market Risk – price	i. Future business transactions. ii. Investments in securities.	i. Projected cash flow. ii. Sensitivity analysis.	i. Commodity futures price. ii. Hedging derivative for both appreciation and depreciation of shares.
Credit risk	Cash and cash equivalents, marketable securities, accounts receivable, derivatives, accounts receivable from related parties, dividends and investment properties.	i. Analysis by maturity. ii. Credit ratings.	Available funds and lines of credit.
Liquidity risk

Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS (Special Tax Regularization Program), leases, derivatives, accounts payable to related parties and dividends.

		Cash flow forecasting	Available funds and lines of credit.

The Company's Management identifies, assesses, and protects against financial risks in close cooperation with the operating units. The Board of Directors provides written principles for overall risk management, as well as policies covering specific areas such as foreign exchange risk, interest rate risk, credit risk, use of derivatives and non- derivatives financial instruments, and investment of excess liquidity.

When all relevant criteria are met, hedge accounting is applied to eliminate the accounting mismatch between the hedging instrument and the hedged item. This results in the recognition of interest expense at a fixed interest rate for hedged loans and floating-rate inventories, and at a fixed exchange rate for hedged purchases.

The Company may choose to formally designate new debt transactions for which it holds hedging derivatives financial instruments of the swap type for the exchange of foreign exchange variation , measured at fair value. The fair value option aims to eliminate inconsistencies in the result arising from differences between the measurement criteria of certain liabilities and their hedging instruments. Thus, both the swaps and the respective debts will be measured at fair value. This option is irrevocable and must be exercised only in the initial accounting entry of the transaction.

The Company's policy is to maintain a capital basis to promote the confidence of investors, creditors, and the market, and to ensure the future development of the business. Management monitors the return on capital for each of its businesses. The use of financial instruments to hedge against these areas of volatility is determined through an analysis of the risk exposure that Management intends to cover.

a) Market Risk

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, optimizing returns.

The Company uses derivatives to manage market risks. All such transactions are carried out in accordance with the guidelines established by the Risk Management Committee.

Foreign exchange risk

The Company presents the following net exposure to foreign exchange variation for assets and liabilities denominated in US dollars, euros and British pounds, for companies with real functional currency.

	December 31, 2025	December 31, 2024
Cash and cash equivalents	649,107	1,861,070
Marketable securities	97,005	—
Trade receivable	71,555	35,807
Trade payables	(417,312)	(691,312)
Loans, borrowings and debentures	(15,949,122)	(24,263,167)
Lease	(2,043,650)	(2,121,304)
Consideration payable	(195,057)	(246,256)
Derivative financial instruments (notional)	14,851,873	22,576,441
Foreign exchange exposure, net	(2,935,601)	(2,848,721)

The likely scenario considers the estimated exchange rates at the maturity of the transactions, as presented below:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	Low FX rate	850	159,574	318,297	(157,873)	(316,597)
Marketable securities	Low FX rate	(42)	24,113	48,268	(24,197)	(48,352)
Trade receivable	Low FX rate	(23)	17,754	35,457	(18,066)	(35,813)
Trade payables	High FX rate	124	(103,403)	(206,380)	103,433	206,733
Loans, borrowings and debentures	High FX rate	6,720	(3,982,846)	(7,969,185)	3,986,877	7,973,216
Lease	High FX rate	894	(509,795)	(1,020,484)	511,583	1,022,272
Consideration payable	High FX rate	85	(48,658)	(97,401)	48,828	97,571
Derivative financial instruments (notional)	Low FX rate	119,237	3,776,424	7,625,727	(4,245,617)	(7,943,997)
Impacts on profit or loss before taxes		127,499	(470,764)	(873,209)	8,203	561,849
Impacts on other comprehensive income		346	(196,073)	(392,492)	196,765	393,184

	Exchange rate sensitivity analysis
	December 31, 2025	Scenarios
		Probable	25%	50%	(25%)	(50%)
U.S.$	5.5024	5.5000	6.8750	8.2500	4.1250	2.7500
Euro	6.4692	6.5450	8.1813	9.8175	4.9088	3.2725
GBP	7.4112	7.5350	9.4188	11.3025	5.6513	3.7675

Interest rate risk

The Company and its subsidiaries monitor fluctuations in variable interest rates related to their loans and use derivatives instruments to minimize the risks of variable interest rate fluctuations.

The following is a sensitivity analysis of interest rates on loans and borrowings, leasing, and other liabilities, with a counterpart to investments in CDI), with increases and reductions of 25% and 50%, before taxes:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	3,576,657	4,470,822	5,364,985	2,682,494	1,788,328
Marketable securities	352,503	440,663	528,754	264,412	176,251
Restricted cash	30,755	38,444	46,133	23,066	15,378
Lease and concession in installments	(109,119)	(136,439)	(163,678)	(81,879)	(54,559)
Leases liabilities	(507,078)	(523,354)	(539,617)	(490,814)	(474,517)
Derivative financial instruments	(2,911,889)	(3,451,774)	(4,243,945)	(1,489,407)	(481,098)
Loans, borrowings and debentures	(4,138,321)	(4,991,523)	(5,964,416)	(3,095,361)	(2,132,787)
Other financial liabilities	(136,118)	(170,147)	(204,177)	(102,088)	(68,059)
Put option liability on subsidiary shares	(632,368)	(787,705)	(938,046)	(487,023)	(336,682)
Liability from financing secured by shares	(447,736)	(555,305)	(660,524)	(344,867)	(239,649)
Impacts on profit or loss before taxes	(4,922,714)	(5,666,318)	(6,774,531)	(3,121,467)	(1,807,394)

Part of the value presented in derivatives financial instruments corresponds to the Total Return Swap (TRS):

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Derivative financial instruments	(48,816)	(61,038)	(73,224)	(36,630)	(24,408)

The likely scenario considers the estimated interest rate, calculated by a specialized third party and the Central Bank of Brazil ("BACEN"), as presented below:

		Scenarios
	Probable	25%	50%	(25%)	(50%)
SELIC	13.54%	16.93%	20.31%	10.16%	6.77%
CDI	13.44%	16.80%	20.16%	10.08%	6.72%
TJLP462 (TJLP + 1% p.a.)	9.90%	12.13%	14.35%	7.68%	5.45%
TJLP	8.90%	11.13%	13.35%	6.68%	4.45%
IPCA	4.12%	5.15%	6.18%	3.09%	2.06%
IGPM	3.81%	4.76%	5.71%	2.86%	1.90%
Fed Funds	3.00%	3.75%	4.50%	2.25%	1.50%
SOFR	2.74%	3.43%	4.12%	2.06%	1.37%
CPI	2.60%	3.25%	3.90%	1.95%	1.30%

Price risk

  Natural Gas
		Scenarios
Instrument	Risk factor	Exposure	25%	50%	(25%)	(50%)
Commodity derivative	Price Change in US$ / bbl	8,610	1,042	2,084	(1,042)	(2,084)
  Options

The Company uses derivative financial instruments, called options, to limit its exposure to variations in the value of Vale's shares. The methodology employed, and widely accepted, to calculate the fair value of the options is based on the Black & Scholes pricing model. The values calculated in the sensitivity analysis of the aforementioned structure reflect the impacts of the intrinsic values of the options, according to the appreciation or depreciation of the shares. The Company settled the call spread on January 8 and 9, 2026.

		Scenarios
Instrument	Interest	Probable	25%	50%	(25%)	(50%)
VALE3 (Call Spread)	1.34%	119,314	263,316	453,659	(12,028)	(36,900)

Call Option (“Call”)

The Company holds a purchase option that grants it the right to repurchase all of Cosan Nove's preferred shares, which may be exercised starting in the third year after the signing of the respective agreements, in December 2022.

As of December 31, 2025, the call option was underpriced.

Contingent put option

Under the shareholders' agreement entered into in December 2022 between the Company and Itaú, regarding the issuance of preferred shares by Cosan Nove, the parties agreed that financial institutions hold a contingent put option, exercisable only when specific material adverse effects foreseen in the contract occur. These effects are under the Company's control and, therefore, do not constitute a financial obligation.

The option exercise price is calculated based on the initial investment value, adjusted by a rate of CDI + spread, less dividends received by the non-controlling shareholder during that period. As of December 31, 2025, the exercise price of this option is R$ 2,488,636.

  Total Return Swap (TRS)

The treasury share repurchase plan exposes the Company to risks resulting from changes in the market price of Cosan’s shares (ticker CSAN3). To mitigate these exposures, the Company has entered into TRS (Total Return Swap) transactions relating to 80,085,312 CSAN3 shares. On the active side, the Company receives the variation in the share price and the distributed dividends, and on the passive side, it pays CDI (Interbank Deposit Certificate) + spread.

Sensitivity analysis considers the closing price of the shares, as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25%)	(50%)
TRS CSAN3	(377,969)	106,527	212,253	(105,726)	(212,253)
Value of the share (CSAN3)	5.32	5.32	7.98	3.99	2.66

b) Credit risk

The Company's regular operations expose it to potential defaults when customers, suppliers, and counterparties fail to meet their financial or other obligations. The credit risk exposure was as follows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	27,243,683	16,903,542
Trade receivables	3,669,163	3,995,734
Marketable securities	2,685,417	3,386,301
Restricted cash	228,768	174,303
Financial guarantees	2,620,840	2,761,254
Derivative financial instruments	2,267,108	3,799,328
Receivables from related parties	219,897	399,889
Receivable dividends and interest on equity	35,410	153,548
Other financial assets	5,805	4,495
Total	38,976,091	31,578,394

The Company is exposed to risks related to its cash management activities and temporary investments.

Liquid assets are primarily invested in government bonds and other bank investments. Credit risk for balances with banks and financial institutions is managed by the treasury department, in accordance with Company policy.

The Company and its subsidiaries adopt structured credit risk assessment policies for the execution of lease agreements and for installment sales of investment properties.

In lease transactions, the analysis includes an evaluation of the economic and financial capacity of potential lessees, based on liquidity, leverage, and cash flow indicators, as well as registry checks and market references. The portfolio is composed primarily of large companies with recognized solidity in the agribusiness sector, under medium- and long-term contracts (ranging from 3 to 30 years), which has historically resulted in a low incidence of losses.

In installment sales, risk is mitigated through credit assessments conducted by a specialized firm, complemented by internal analysis. Possession is granted only after receipt of the initial payment, and transfer of ownership is affected exclusively upon full settlement of the purchase price, substantially reducing exposure to default.

Investments of surplus funds are made only with approved counterparties and within the credit limits assigned to each. Counterparty credit limits are reviewed annually and may be updated throughout the year. The limits are set to minimize risk concentration and, consequently, mitigate financial loss resulting from counterparty failure to make payments.

The credit risk of cash and cash equivalents, marketable securities, restricted cash, and derivatives financial instruments is determined by widely accepted market rating agencies, as presented below:

	December 31, 2025	December 31, 2024
AAA	23,289,686	22,706,407
AA	9,037,928	803,935
A	—	571,942
Not rated	97,362	181,190
Total	32,424,976	24,263,474

c) Liquidity risk

The Company's approach to managing liquidity consists of ensuring, whenever possible, sufficient liquidity to meet its liabilities as they become due, under normal and stress conditions, without incurring unacceptable losses or compromising the Company's reputation.

The Company's financial liabilities, classified by maturity dates (basis on contracted undiscounted cash flows), are as follows:

	December 31, 2025					December 31, 2024
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(7,374,410)	(9,748,954)	(43,246,192)	(58,220,334)	(118,589,890)	(64,570,345)
Trade payables	(4,078,511)	(18,991)	—	—	(4,097,502)	(10,670,813)
Other financial liabilities	(1,096,884)	—	—	—	(1,096,884)	(770,103)
Installment of tax debts	(14,977)	(10,428)	(1,995)	(228,318)	(255,718)	(454,885)
Leases	(1,099,642)	(1,078,819)	(1,292,243)	(20,529,560)	(24,000,264)	(20,948,336)
Lease and concession in installments	(233,582)	(229,938)	(454,126)	(188,480)	(1,106,126)	(1,281,108)
Payables to related parties	(320,916)	(1,166)	—	—	(322,082)	(416,410)
Dividends payable	(226,484)	—	—	—	(226,484)	(96,722)
Consideration payable	(9,629)	(9,629)	(31,089)	(104,964)	(155,311)	(185,622)
Derivative financial instruments	(3,019,375)	(1,221,626)	(979,747)	13,021,596	7,800,848	6,528,439
Sectorial financial liabilities (i)	(96,719)	—	—	—	(96,719)	(64,718)
Put option liability on subsidiary shares	—	—	—	(4,000,000)	(4,000,000)	—
Liability from financing secured by shares	—	(3,225,338)	—	—	(3,225,338)	—
	(17,571,129)	(15,544,889)	(46,005,392)	(70,250,060)	(149,371,470)	(92,930,623)

(i)	The Company, through its indirect subsidiary Comgás, maintains a sectoral liability classified as a non‑current liability. This liability arises from regulatory obligations specific to the natural gas distribution sector.

Due to the uncertainty regarding the exact timing of settlement of these obligations, the liability has not been included in the maturity schedule. The Company recognizes this liability in accordance with the applicable accounting standards and awaits regulatory definition in order to determine the settlement timetable.

d) Capital management risk

The Company manages its capital structure, adjusting it in accordance with changes in economic conditions and the requirements of financial covenants. To maintain or adjust this structure, the Company may modify dividend payments to shareholders, reduce share capital, or issue new shares. The Company monitors capital primarily through debt service coverage ratios, as well as leverage, calculated as the ratio of net debt to EBITDA.

The Company's policy is to maintain a solid capital basis to foster the confidence of its parent companies, creditors, and the market, and to ensure the future development of the business.

To achieve this overall objective, the Group's capital management seeks, among other aspects, to ensure compliance with the financial commitments associated with loans and borrowings that define the capital structure requirements.

5.13 Put option liability on subsidiary shares

Accounting policy:

The Company recognizes as a financial liability any contractual, legal, or statutory obligations to repurchase equity interests in subsidiaries when it does not hold an unconditional right to avoid the outflow of economic resources for settlement. Such obligations typically arise from put option clauses, which grant minority shareholders the right to require the repurchase of their shares.

When the repurchase obligation is due on a specific or determinable date and its value can be measured based on objective criteria, the Company classifies it entirely as a liability — current or non-current depending on the maturity date.

For presentation purposes, repurchase obligations are classified as current liabilities when maturity occurs within twelve months of the balance sheet date, and as non-current liabilities in all other cases. Under no circumstances is offsetting (set-off) between the repurchase obligation and the investment held in the subsidiary permitted.

Financial liabilities are measured at amortized cost. This calculation considers the outstanding balance of the initial contribution, updated using financial ratios, less dividends paid, also updated.

December 31, 2025
Balance as of January 1, 2025	—
Addition	4,000,000
Cost of raising capital	(157,684)
Interest rate update	2,332
Balance as of December 31, 2025 (Note 2.1.10)	3,844,648